Fair Value Measurements And Financial Instruments (Schedule Of Assets Measured At Fair Value On A Recurring Basis) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments measured on a recurring basis	$ 2,278
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments measured on a recurring basis	481	[1]
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments measured on a recurring basis	1,797	[2]
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments measured on a recurring basis		[3]
Equity Securities [Member] | Short-Term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments measured on a recurring basis	259
Equity Securities [Member] | Level 1 [Member] | Short-Term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments measured on a recurring basis	259	[1]
Equity Securities [Member] | Level 3 [Member] | Short-Term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments measured on a recurring basis		[3]
Fixed Income Securities [Member] | Short-Term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments measured on a recurring basis	333
Fixed Income Securities [Member] | Other Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments measured on a recurring basis	983
Fixed Income Securities [Member] | Level 1 [Member] | Short-Term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments measured on a recurring basis	2	[1]
Fixed Income Securities [Member] | Level 1 [Member] | Other Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments measured on a recurring basis	220	[1]
Fixed Income Securities [Member] | Level 2 [Member] | Short-Term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments measured on a recurring basis	331	[2]
Fixed Income Securities [Member] | Level 2 [Member] | Other Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments measured on a recurring basis	763	[2]
Fixed Income Securities [Member] | Level 3 [Member] | Short-Term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments measured on a recurring basis		[3]
Fixed Income Securities [Member] | Level 3 [Member] | Other Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments measured on a recurring basis		[3]
Forward Contracts [Member] | Other Current Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments measured on a recurring basis	1
Forward Contracts [Member] | Level 2 [Member] | Other Current Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments measured on a recurring basis	1	[2]
Forward Contracts [Member] | Level 3 [Member] | Other Current Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments measured on a recurring basis		[3]
Interest Rate Swap [Member] | Other Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments measured on a recurring basis	625
Interest Rate Swap [Member] | Level 2 [Member] | Other Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments measured on a recurring basis	625	[2]
Interest Rate Swap [Member] | Level 3 [Member] | Other Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments measured on a recurring basis		[3]
Cross Currency Swap [Member] | Other Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments measured on a recurring basis	77
Cross Currency Swap [Member] | Level 2 [Member] | Other Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments measured on a recurring basis	77	[2]
Cross Currency Swap [Member] | Level 3 [Member] | Other Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments measured on a recurring basis		[3]

[1]	quoted prices in active markets for identical assets or liabilities
[2]	observable inputs other than quoted prices in active markets for identical assets and liabilities
[3]	no observable pricing inputs in the market